Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

As of September 30, 2023 and December 31, 2022, Property and Equipment consists of:

	September 30, 2023	December 31, 2022
Lab Equipment	$132,911	$132,911
Computer Equipment	14,084	12,261
Furniture	3,030	3,030
Property and Equipment, at Cost	150,025	148,202
Accumulated depreciation	(146,189)	(126,902)
Property and Equipment, Net	$3,836	$21,300

Depreciation expenses for Property and Equipment for the nine months ended September 30, 2023 and 2022 were in the amount of $19,287 and $20,747, respectively ($5,485 and $6,901 for the three months ended September 30, 2023 and 2022, respectively).

4. PROPERTY AND EQUIPMENT

As of December 31, 2022 and December 31, 2021, Property and Equipment consists of:

	December 31, 2022	December 31, 2021
Lab Equipment	$132,911	$132,911
Computer Equipment	12,261	12,261
Furniture	3,030	3,030
Property and Equipment, at Cost	148,202	148,202
Accumulated depreciation	(126,902)	(99,254)
Property and Equipment, Net	$21,300	$48,948

Depreciation expenses for Lab and Computer Equipment for the years ended December 31, 2022, and 2021 were in the amount of $27,648 and $27,528 respectively.